Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating Activities
Net income before allocation to noncontrolling interests	$ 10,051		$ 8,288		$ 8,643
Adjustments to reconcile net income before allocation to noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	9,026	[1],[2]	8,487	[1]	4,757	[1],[2]
Share-based compensation expense	419		405		349
Asset write-offs and impairment charges	1,198		3,486		305
Acquisition-related in-process research and development charges			125		68
(Gain)/loss on disposals	15		(155)		(670)
(Gain)/loss on sale of discontinued operations	(1,688)		11		(15)
Deferred taxes from continuing operations	264		1,937		(9,590)
Deferred taxes on discontinued operations	190		16		8
Benefit plan contributions (in excess of)/less than expense	(1,775)		(688)		546
Other non-cash adjustments	(189)		(19)		199
Other changes in assets and liabilities, net of acquisitions and divestitures:
Accounts receivable	(66)		(608)		252
Inventories	1,084		2,917		1,631
Other assets	582		(906)		(851)
Accounts payable and other liabilities	1,147		824		1,501
Other tax accounts, net	(18)		(12,666)		9,454
Net cash provided by operating activities	20,240		11,454		16,587
Investing Activities
Purchases of property, plant and equipment	(1,660)		(1,513)		(1,205)
Purchases of short-term investments	(18,428)		(10,931)		(35,331)
Proceeds from redemptions and sales of short-term investments	13,615		4,543		42,364
Net proceeds from redemptions and sales of short-term investments with original maturities of 90 days or less	10,874		5,950		5,775
Purchases of long-term investments	(4,063)		(3,920)		(6,888)
Proceeds from redemptions and sales of long-term investments	2,147		4,381		6,504
Proceeds from redemptions of short-term loans	561		1,156		1,158
Issuances of short-term loans	(19)		(151)		(565)
Proceeds from redemptions of long-term loans			356
Issuances of long-term loans	(200)		(208)		(61)
Acquisitions, net of cash acquired	(3,282)		(273)		(43,123)
Proceeds from sale of business	2,376
Other investing activities	279		118		100
Net cash provided by/(used in) investing activities	2,200		(492)		(31,272)
Financing Activities
Proceeds from short-term borrowings	12,810		6,400		31,159
Principal payments on short-term borrowings	(3,826)		(9,249)		(34,969)
Net proceeds/(payments) on short-term borrowings with original maturities of 90 days or less	(7,540)		(1,297)		874
Proceeds from issuances of long-term debt	1				24,023
Principal payments on long-term debt	(6,986)		(6)		(967)
Purchases of common stock	(9,000)		(1,000)
Cash dividends paid	(6,234)		(6,088)		(5,548)
Other financing activities	168		66		(91)
Net cash provided by/(used in) financing activities	(20,607)		(11,174)		14,481
Effect of exchange-rate changes on cash and cash equivalents	(29)		(31)		60
Net increase/(decrease) in cash and cash equivalents	1,804		(243)		(144)
Cash and cash equivalents at beginning of year	1,735		1,978		2,122
Cash and cash equivalents at end of year	3,539		1,735		1,978
Supplemental Cash Flow Information
Non-cash transactions-Acquisition of Wyeth, treasury stock issued					23,303
Cash paid during the period for:
Income taxes	2,938		11,775		2,300
Interest	$ 2,085		$ 2,155		$ 935

[1]	Certain production facilities are shared. Depreciation is allocated based on estimates of physical production.
[2]	For 2011, includes King commencing on the acquisition date of January 31, 2011. For 2009, includes Wyeth commencing on the acquisition date of October 15, 2009.